SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10. SUBSEQUENT EVENT

On August 15, 2016, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers identified therein (the “Purchasers”) pursuant to which the Company agreed to sell, and the Purchasers agreed to purchase, an aggregate of 7,929,993 units of the Company’s securities (the “Units”), at a per unit price of $0.35, with each unit consisting of one share of the Company’s common stock (the “Shares”) and a five-year warrant to purchase, at an exercise price of $0.4375 per share, one-half share of the Company’s common stock, rounded down to the nearest whole share (the “Warrant Shares”). The Company closed on the purchase and sale of 6,286,423 Units on August 15, 2016, resulting in aggregate gross proceeds of approximately $2.2 million. The closing on the sale of the remaining 1,643,570 Units subject to the Purchase Agreement (for an aggregate gross purchase price of approximately $575,000) is subject to the satisfaction of customary closing conditions, including the effectiveness of a registration statement under the Securities Act of 1933, as amended, covering the resale by the Purchasers of the Shares and Warrant Shares. In addition to such conditions, the Purchase Agreement contains such other customary representations, warranties and covenants by each of the Company and the Purchasers.

The Purchasers included several officers and directors of the Company, or entities affiliated with officers and directors of the Company All such officers and directors made such investment on the same terms as all other Purchasers under the Purchase Agreement.

In connection with the entry into the Purchase Agreement, and as contemplated thereby, on August 15, 2016, the Company entered into a Registration Rights Agreement with the Purchasers. Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file, on or before October 14, 2016 (the “Filing Date”), a registration statement under the Securities Act covering the resale of the Shares (the “Registration Statement”), and to cause such Registration Statement to be declared effective by the Commission as soon as practicable thereafter, but not later than 120 days following the date of the Registration Rights Agreement (the “Effectiveness Date”). If the Company does not file the Registration Statement by the Filing Date or obtain its effectiveness by the Effectiveness Date, then the Company is required to pay liquidated damages to the Purchasers in an amount equal to 1% of the aggregate purchase price paid by such Purchaser for the Shares per month until the Registration Statement is filed or declared effective, as applicable, subject to a maximum of 10% of the aggregate purchase price paid by each Purchaser for the Units. The Company is required to maintain the effectiveness of the Registration Statement until all of the shares covered thereby are sold or may be sold pursuant to Rule 144 under the Securities Act without volume or manner-of-sale restrictions and without the requirement that the Company be in compliance with the current public information requirements of Rule 144.

14. SUBSEQUENT EVENTS

On January 12, 2016, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”) with certain purchasers identified therein (the “Purchasers”) pursuant to which the Company agreed to sell, and the Purchasers agreed to purchase, an aggregate of 21,153,997 shares of the Company’s common stock (the “Shares”), at a purchase price of $0.35 per Share for an aggregate gross proceeds of approximately $7.4 million, including approximately $2.1 million from the automatic conversion of outstanding promissory notes and accrued interest, as described below. The Purchase Agreement contains customary representations, warranties and covenants by each of the Company and the Purchasers. The purchase and sale of the shares was completed on January 12, 2016.

The number of Shares sold pursuant to the Purchase Agreement included an aggregate of 6,081,858 Shares that were issued upon the automatic conversion of the Company’s 6% Notes. The 6% Notes were originally issued in the principal amount of $2.1 million on October 21, 2015, and such principal amount and $28,652 of accrued interest were converted into Shares.

The Purchasers included several officers and directors of the Company, or entities affiliated with officers and directors of the Company All such officers and directors made such investment on the same terms as all other Purchasers under the Purchase Agreement.

In connection with the entry into the Purchase Agreement, and as contemplated thereby, on January 12, 2016, the Company entered into a Registration Rights Agreement with the Purchasers. Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file, on or before March 12, 2016 (the “Filing Date”), a registration statement under the Securities Act covering the resale of the Shares (the “Registration Statement”), and to cause such Registration Statement to be declared effective by the Commission as soon as practicable thereafter, but not later than 120 days following the date of the Registration Rights Agreement (the “Effectiveness Date”). If the Company does not file the Registration Statement by the Filing Date or obtain its effectiveness by the Effectiveness Date, then the Company is required to pay liquidated damages to the Purchasers in an amount equal to 1% of the aggregate purchase price paid by such Purchaser for the Shares per month until the Registration Statement is filed or declared effective, as applicable, subject to a maximum of 10% of the aggregate purchase price paid by each Purchaser for the Units. The Company is required to maintain the effectiveness of the Registration Statement until all of the shares covered thereby are sold or may be sold pursuant to Rule 144 under the Securities Act without volume or manner-of-sale restrictions and without the requirement that the Company be in compliance with the current public information requirements of Rule 144. The Company filed the Registration Statement with the Commission on March 11, 2016, satisfying its obligation to file the Registration Statement on or before the Filing Date.

On March 14, 2016, the Board of the Company adopted the Company’s 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan replaces the Company’s 2005 Stock Option Plan, which will expire March 31, 2016, and no further awards will be made pursuant to such plan. The Board will initially be the administrator of the 2016 Plan, but the Board may delegate the administration of the 2016 Plan to the Company’s Compensation Committee. The Board and any Committee to which it may delegate the administration of the 2016 Plan are collectively referred to in the 2016 Plan as the “Administrator.”

Any employee, director, or consultant may participate in the 2016 Plan; provided, however, that only employees are eligible to receive incentive stock options. Additionally, the Company may grant certain performance-based awards to “covered employees” in compliance with Section 162(m) of the Internal Revenue Code. These covered employees include our executive officers.

The stock to be awarded or optioned under the 2016 Plan will consist of authorized but unissued or reacquired shares of common stock. The maximum aggregate number of shares of common stock reserved and available for awards under the 2016 Plan is 9,000,000 shares; provided, that all shares of stock reserved and available under the 2016 Plan will constitute the maximum aggregate number of shares of stock that may be issued through incentive stock options. No person may be granted options, stock appreciation rights, restricted stock awards, restricted stock units or performance awards under the 2016 Plan for more than 2,000,000 shares of common stock in any calendar year.

The Administrator will adjust the number of shares and share limit described above in the case of a stock dividend, recapitalization, stock split, reverse stock split, reorganization, merger, consolidation, split-off, repurchase or exchange of shares, or other similar corporate transaction where such an adjustment is necessary to prevent dilution or enlargement of the benefits available under the 2016 Plan. Any adjustment determination made by the Administrator will be final, binding and conclusive.

The Administrator may grant awards pursuant to the 2016 Plan until it is discontinued or terminated; provided, however, that incentive stock options may not be granted after March 13, 2026.